S000005558 [Member] Expense Example, No Redemption - Nuveen Minnesota Intermediate Municipal Bond Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 380
Expense Example, No Redemption, 3 Years	551
Expense Example, No Redemption, 5 Years	736
Expense Example, No Redemption, 10 Years	1,272
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	62
Expense Example, No Redemption, 3 Years	195
Expense Example, No Redemption, 5 Years	340
Expense Example, No Redemption, 10 Years	762
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	164
Expense Example, No Redemption, 3 Years	508
Expense Example, No Redemption, 5 Years	876
Expense Example, No Redemption, 10 Years	$ 1,911